Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Amended and Restated Supplement dated September 16, 2008 to
GMO Trust Prospectus dated June 30, 2008
Disclosure of Portfolio Holdings
The following information supplements the information in the Prospectus set forth under “Disclosure of Portfolio Holdings” on pages 101-102:
Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website (http://www.gmo.com/america/strategies). This information may be posted as soon as the business day following the date to which the information relates. Please refer to the Prospectus for information regarding how to obtain a password to access this information.
New Wire Instructions for Purchasing Shares
Effective November 3, 2008, the section captioned “By wire” under “Funding Your Investment” on page 103 of the Prospectus is replaced in its entirety with the following:
By wire. Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company, Boston, Massachusetts
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Deposit Account 00330902
Further credit: GMO Fund/Account name and number
GMO Emerging Countries Fund
The Emerging Countries Fund may invest in Exchange-Traded Funds (“ETFs”), including index-based ETFs, which are designed to track the performance and/or certain other characteristics of a particular stock market index, or a group of stock markets in a particular geographic area, such as the MSCI Emerging Markets Index. Investment in ETFs offers the Fund an efficient, generally liquid means to achieve exposure to a particular index, geographic area, or industry, and to receive proportionate cash distributions that approximate the dividends that accrue to the stocks in the ETF’s portfolio.
In addition to the fees and expenses of the Fund, an ETF charges its own fees and expenses, which Fund shareholders will bear indirectly. The Fund will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict the Fund’s investment in the shares of an ETF to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF) and limit aggregate investments in all ETFs to 10% of the Fund’s assets. The Fund may invest in one or more ETFs beyond the statutory limitations if the Fund enters into an agreement with the ETF and complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.
Investment in GMO Funds Offered Through Separate Private Placement Memoranda
The section titled “GMO Flexible Equities Fund.” on page 145 of the Prospectus under “Investment in GMO Funds Offered Through Separate Private Placement Memoranda” is hereby amended and restated in its entirety as follows:
GMO Flexible Equities Fund. GMO Flexible Equities Fund (“FLEX”), a series of the Trust, is offered through a separate private placement memorandum. Shares of FLEX are not publicly offered and are principally available only to other GMO Funds and certain other accredited investors. FLEX is managed by GMO.
FLEX pays an investment management fee to the Manager at the annual rate of 0.55% of the Fund’s average daily net assets. FLEX offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. The Manager has agreed to reimburse FLEX for Fund expenses through at least June 30, 2009 to the extent FLEX’s total annual operating expenses (other than Excluded Expenses) exceed 0.55% of the Fund’s average daily net assets. For these purposes, “Excluded Expenses” are shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
FLEX’s investment objective is total return in excess of its benchmark. FLEX’s primary benchmark is the MSCI World Index. FLEX will seek to achieve its objective principally by investing in equity securities traded in any of the world’s securities markets based on GMO’s assessment of relative opportunities in those markets. FLEX also may identify and measure its performance against one or more secondary benchmarks from time to time. FLEX does not seek to control risk relative to the MSCI World Index or any other benchmark.
FLEX may make equity investments in companies from any country, including the U.S. In selecting stocks for the portfolio, the Manager may utilize proprietary quantitative models to seek out stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) or stocks it believes have improving fundamentals and/or positive market sentiment. In selecting the countries in which to invest and determining FLEX’s currency exposures, the Manager may consider many factors, which may include aggregate stock market valuations, global competitiveness, market rebound potential and market sentiment. In addition, the Manager may employ fundamental investment techniques in selecting investments for the Fund’s portfolio. Under normal circumstances, FLEX invests at least 80% of its assets in equity investments. FLEX is a non-diversified investment company within the meaning of the 1940 Act.
FLEX may make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, FLEX is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. FLEX could be subject to material losses from a single investment.
FLEX generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, FLEX may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by shifting investment exposure; and/or (iv) adjust its foreign currency exposure. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments and/or its benchmarks.
Shareholders of the GMO Funds that invest in FLEX will be indirectly exposed to the risks associated with an investment in FLEX. The principal risks of an investment in FLEX include Management Risk, Market Risk— Equity Securities, Foreign Investment Risk, Focused Investment Risk, Currency Risk, Liquidity Risk, Smaller Company Risk, Non-Diversification Risk, Large Shareholder Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk.
GMO Emerging Markets Opportunities Fund
On September 4, 2008, the Board of Trustees approved the liquidation of the GMO Emerging Markets Opportunities Fund (the “Fund”). It is expected that the Fund will be liquidated on September 30, 2008.

GMO U.S. Equity Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 71 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.02%[1]
Redemption fee (as a percentage of amount redeemed)	0.02%[1,2]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
|
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.04%
Acquired fund fees and expenses (underlying Fund expenses)	0.41%[3]
Total annual fund operating expenses	0.45%
Expense reimbursement	(0.04%)[4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.41%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 Applies only to shares acquired on or after June 30, 2003.
3 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expenses that may be incurred by underlying Funds. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.41% and less than 0.01%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
4 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$46	$151	$266	$602	$44	$149	$264	$599
** After reimbursement

GMO International Equity Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 73 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
|
Purchase premium (as a percentage of amount invested)	0.14%[1]
Redemption fee (as a percentage of amount redeemed)	0.14%[1,2]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
|
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.76%[3]
Total annual fund operating expenses	0.77%
Expense reimbursement	(0.01%)[4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.76%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 Applies only to shares acquired on or after June 30, 2003.
3 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
4 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$106	$285	$480	$1,042	$92	$269	$463	$1,021
* After reimbursement

GMO International Opportunities Equity Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 75 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.00%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.61%[2]
Total annual fund operating expenses	0.63%
Expense reimbursement	(0.02%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.61%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
3 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$62	$211	$372	$840	$62	$211	$372	$840
* After reimbursement

GMO Global Equity Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 77 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
|
Purchase premium (as a percentage of amount invested)	0.07%[1]
Redemption fee (as a percentage of amount redeemed)	0.07%[1,2]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.60%[3]
Total annual fund operating expenses	0.62%
Expense reimbursement	(0.02%)[4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.60%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 Applies only to shares acquired on or after June 30, 2003.
3 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.59% and 0.01%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
4 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$76	$226	$391	$867	$68	$219	$382	$856
* After reimbursement

GMO World Opportunities Equity Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 79 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
|
Purchase premium (as a percentage of amount invested)	0.00%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.53%[2]
Total annual fund operating expenses	0.54%
Expense reimbursement	(0.01%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.53%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
3 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$54	$187	$332	$755	$54	$187	$332	$755
* After reimbursement

GMO Global Balanced Asset Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 81 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.04%[1]
Redemption fee (as a percentage of amount redeemed)	0.04%[1,2]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.60%[3]
Total annual fund operating expenses	0.61%
Expense reimbursement	(0.01%)[4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.60%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 Applies only to shares acquired on or after June 30, 2003.
3 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.58% and 0.02%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
4 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$69	$227	$397	$893	$65	$222	$393	$887
** After reimbursement

GMO Strategic Opportunities Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 83 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.00%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.56%[2]
Total annual fund operating expenses	0.58%
Expense reimbursement	(0.02%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.56%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.54% and 0.02%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
3 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$57	$199	$353	$802	$57	$199	$353	$802
** After reimbursement

GMO Benchmark-Free Allocation Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 85 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.01%[1]
Redemption fee (as a percentage of amount redeemed)	0.01%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.82%[2]
Total annual fund operating expenses	0.83%
Expense reimbursement	(0.01%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.82%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.78% and 0.04%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
3 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$86	$300	$533	$1,200	$85	$299	$531	$1,198
* After reimbursement

GMO Alpha Only Fund
Effective September 30, 2008, the sections captioned “Fees and expenses” and “Example” on page 87 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.00%[1]	0.00%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%[1,2]	0.00%[1,2]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class IV

Management fee	0.50%	0.50%
Shareholder service fee	0.15%[3]	0.10%[3]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.64%[4]	0.64%[4]
Total annual fund operating expenses	1.31%	1.26%
Expense reimbursement/waiver	(0.50%)[3,5]	(0.50%)[3,5]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.81%	0.76%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 Applies only to shares acquired on or after June 30, 2003.
3 The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.
4 The amounts indicated are based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
5 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.50% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds’ Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$83	$372	$683	$1,566	$83	$372	$683	$1,566
Class IV	$78	$357	$657	$1,510	$78	$357	$657	$1,510
* After reimbursement
GMO Currency Hedged International Equity Fund
Effective July 31, 2008, in addition to the underlying Funds referenced in the first paragraph of the section captioned “Principal investment strategies” on page 30 of the Prospectus, the Fund may also invest in GMO Flexible Equities Fund.
Effective July 31, 2008, the sections captioned “Fees and expenses” and “Example” on page 31 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.54%
Shareholder service fee	0.15%[1]
Other expenses	0.10%
Acquired fund fees and expenses (underlying Fund expenses)	0.58%[2]
Total annual fund operating expenses	1.37%
Expense reimbursement/waiver	(0.68%)[1,3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.69%
1 The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.
2 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
3 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.54% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds’ Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund’s average daily net assets.

Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	1 Year*	3 Years	5 Years	10 Years
Class III	$70	$377	$707	$1,639
* After reimbursement
Management of the Trust
Effective July 31, 2008, the first row of the table on page 99 in the “Management of the Trust” section of the Prospectus is replaced with the following:

U.S. Equity Funds	Sam Wilderman (since 2005)	Director, U.S. Quantitative Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005. Previously, Mr. Wilderman was responsible for portfolio management of and research for GMO’s emerging equity portfolios since 1996.
Effective July 31, 2008, the second row of the table on page 99 in the “Management of the Trust” section of the Prospectus is deleted.

Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Supplement dated September 16, 2008 to
GMO Trust Class M Prospectus dated June 30, 2008
Disclosure of Portfolio Holdings
The following information supplements the information in the Prospectus set forth under “Disclosure of Portfolio Holdings” on page 20:
Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website (http://www.gmo.com/america/strategies). This information may be posted as soon as the business day following the date to which the information relates. Please refer to the Prospectus for information regarding how to obtain a password to access this information.
GMO Emerging Countries Fund
The Emerging Countries Fund may invest in Exchange-Traded Funds (“ETFs”), including index-based ETFs, which are designed to track the performance and/or certain other characteristics of a particular stock market index, or a group of stock markets in a particular geographic area, such as the MSCI Emerging Markets Index. Investment in ETFs offers the Fund an efficient, generally liquid means to achieve exposure to a particular index, geographic area, or industry, and to receive proportionate cash distributions that approximate the dividends that accrue to the stocks in the ETF’s portfolio.
In addition to the fees and expenses of the Fund, an ETF charges its own fees and expenses, which Fund shareholders will bear indirectly. The Fund will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.
Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict the Fund’s investment in the shares of an ETF to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF) and limit aggregate investments in all ETFs to 10% of the Fund’s assets. The Fund may invest in one or more ETFs beyond the statutory limitations if the Fund enters into an agreement with the ETF and complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.